Off-balance Sheet Items - Schedule of Credit Exposure (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [abstract]
Agreed Credits	$ 33,133,907	$ 27,162,163
Documentary Export and Import Credits	2,483,005	3,534,722
Guarantees Granted	12,658,942	21,963,779
Liabilities for Foreign Trade Operations	$ 916,751	$ 2,317,141